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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                   	Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Equity Opportunity Fund
              Schedule of Investments  2/28/2010 (unaudited)

Shares                                                          Value
              COMMON STOCKS - 96.5 %
              Energy - 5.4 %
              Coal & Consumable Fuels - 0.9 %
4,200         Consol Energy, Inc.                             $211,512
              Oil & Gas Equipment & Services - 1.2 %
52,600        Newpark Resources, Inc. *                       $271,942
              Oil & Gas Exploration & Production - 3.3 %
5,200         Cabot Oil & Gas Corp.                           $208,728
5,300         Concho Resources, Inc. *                         246,185
15,000        EXCO Resources, Inc.                             283,650
                                                              $738,563
              Total Energy                                    $1,222,017
              Materials - 5.4 %
              Construction Materials - 0.5 %
1,600         Martin Marietta Materials, Inc. (b)             $126,752
              Diversified Chemical - 1.2 %
4,800         FMC Corp.                                       $274,416
              Industrial Gases - 1.2 %
4,200         Airgas, Inc.                                    $269,388
              Metal & Glass Containers - 1.1 %
8,880         Crown Holdings, Inc. *                          $242,602
              Paper Packaging - 1.4 %
17,000        Temple-Inland, Inc.                             $316,540
              Total Materials                                 $1,229,698
              Capital Goods - 15.4 %
              Aerospace & Defense - 2.5 %
5,600         Aerovironment, Inc. *                           $135,800
3,300         ITT Corp.                                        169,059
2,300         Precision Castparts Corp.                        259,325
                                                              $564,184
              Construction & Engineering - 2.7 %
4,700         Aecom Technology Corp. *                        $127,370
23,400        KBR, Inc.                                        484,614
                                                              $611,984
              Electrical Component & Equipment - 1.7 %
7,385         AMETEK, Inc.                                    $288,310
3,850         General Cable Corp. * (b)                         94,056
                                                              $382,366
              Industrial Conglomerates - 0.5 %
5,900         Textron, Inc.                                   $117,528
              Industrial Machinery - 6.5 %
3,600         Crane Co.                                       $114,012
3,000         Danaher Corp.                                    221,910
19,041        Kennametal, Inc.                                 496,018
7,500         Snap-On, Inc.                                    316,650
5,450         SPX Corp.                                        324,221
                                                              $1,472,811
              Trading Companies & Distributors - 1.5 %
3,400         W.W. Grainger, Inc.                             $345,610
              Total Capital Goods                             $3,494,483
              Automobiles & Components - 3.7 %
              Auto Parts & Equipment - 1.2 %
1,700         Lear Corp. *                                    $117,759
2,800         Magna International, Inc. *                      159,572
                                                              $277,331
              Automobile Manufacturers - 0.7 %
13,800        Ford Motor Corp. *                              $162,012
              Motorcycle Manufacturers - 0.8 %
6,800         Harley-Davidson, Inc. (b)                       $167,348
              Tires & Rubber - 1.0 %
13,000        Cooper Tire & Rubber                            $228,020
              Total Automobiles & Components                  $834,711
              Consumer Durables & Apparel - 3.4 %
              Apparel, Accessories & Luxury Goods - 2.5 %
9,700         Hanesbrands, Inc. *                             $251,521
12,900        True Religion Apparel, Inc. * (b)                316,824
                                                              $568,345
              Homebuilding - 0.4 %
4,800         Toll Brothers, Inc. *                           $ 90,384
              Leisure Products - 0.5 %
10,100        Brunswick Corp.                                 $116,554
              Total Consumer Durables & Apparel               $775,283
              Consumer Services - 3.1 %
              Hotels, Resorts & Cruise Lines - 1.6 %
15,400        Wyndham Worldwide Corp.                         $354,046
              Restaurants - 1.5 %
16,200        Jack In The Box, Inc. *                         $342,144
              Total Consumer Services                         $696,190
              Media - 1.3 %
              Advertising - 1.3 %
38,600        The Interpublic Group of Companies, Inc. *      $289,500
              Total Media                                     $289,500
              Retailing - 4.2 %
              Apparel Retail - 2.1 %
6,400         Abercrombie & Fitch Co.                         $233,088
11,190        The Limited Brands, Inc.                         247,411
                                                              $480,499
              Computer & Electronics Retail - 0.3 %
4,300         Gamestop Corp. * (b)                            $ 73,960
              Specialty Stores - 1.8 %
17,100        Hibbett Sporting Goods, Inc. * (b)              $393,471
              Total Retailing                                 $947,930
              Food, Beverage & Tobacco - 3.5 %
              Brewers - 0.7 %
2,900         Anheuser-Busch Inbev NV                         $145,189
              Distillers & Vintners - 1.5 %
23,100        Constellation Brands, Inc. *                    $347,424
              Packaged Foods & Meats - 1.3 %
8,000         McCormick & Co, Inc.                            $296,880
              Total Food, Beverage & Tobacco                  $789,493
              Household & Personal Products - 3.5 %
              Personal Products - 3.5 %
14,700        Alberto-Culver Co. (Class B)                    $407,484
6,600         Estee Lauder Co.                                 396,858
                                                              $804,342
              Total Household & Personal Products             $804,342
              Health Care Equipment & Services - 8.0 %
              Health Care Equipment - 2.2 %
19,600        Abiomed, Inc. *                                 $198,156
4,500         Covidien, Ltd.                                   221,040
3,000         Young Innovations, Inc.                           80,400
                                                              $499,596
              Health Care Services - 1.8 %
14,800        Omnicare, Inc.                                  $400,636
              Health Care Supplies - 2.1 %
4,000         AGA Medical Holdings *                          $ 53,600
10,970        Inverness Medical Innovations, Inc. * (b)        428,049
                                                              $481,649
              Managed Health Care - 1.9 %
9,700         Aetna, Inc.,                                    $290,903
5,700         Amerigroup Corp. *                               149,796
                                                              $440,699
              Total Health Care Equipment & Services          $1,822,580
              Pharmaceuticals & Biotechnology - 1.3 %
              Life Sciences Tools & Services - 0.5 %
2,410         Thermo Fisher Scientific, Inc. *                $117,536
              Pharmaceuticals - 0.8 %
2,900         Allergan, Inc.                                  $169,447
              Total Pharmaceuticals & Biotechnology           $286,983
              Banks - 7.0 %
              Regional Banks - 6.3 %
4,900         City National Corp.                             $244,608
15,000        Columbia Banking System, Inc.                    306,900
11,469        First Horizon National Corp.                     146,803
19,500        KeyCorp                                          139,425
24,000        National Penn Bancshares (b)                     165,360
7,800         Signature Bank *                                 290,394
8,500         Texas Capital Bancshares, Inc. *                 143,225
                                                              $1,436,715
              Thrifts & Mortgage Finance - 0.7 %
11,800        Hudson City Bancorp, Inc.                       $159,536
              Total Banks                                     $1,596,251
              Diversified Financials - 2.3 %
              Investment Banking & Brokerage - 2.3 %
14,600        Lazard, Ltd.                                    $524,578
              Total Diversified Financials                    $524,578
              Insurance - 6.8 %
              Insurance Brokers - 1.8 %
5,800         Aon Corp.                                       $237,452
7,300         Marsh & McLennan Co., Inc.                       169,506
                                                              $406,958
              Life & Health Insurance - 1.1 %
12,000        Unum Group                                      $249,720
              Property & Casualty Insurance - 1.4 %
15,400        Assured Guaranty, Ltd.                          $324,940
              Reinsurance - 2.5 %
4,900         Partnerre, Ltd.                                 $390,088
3,200         Renaissancere Holdings, Ltd.                     177,152
                                                              $567,240
              Total Insurance                                 $1,548,858
              Real Estate - 4.5 %
              Industrial Real Estate Investment Trusts - 1.0 %
16,600        First Potomac Realty Trust                      $227,088
              Office Real Estate Investment Trusts - 2.2 %
17,300        BioMed Property Trust, Inc.                     $267,285
15,900        Douglas Emmett, Inc.                             224,031
                                                              $491,316
              Retail Real Estate Investment Trusts - 1.3 %
44,700        Cedar Shopping Centers, Inc.                    $294,573
              Total Real Estate                               $1,012,977
              Software & Services - 5.3 %
              Application Software - 2.2 %
5,500         Ansys, Inc. *                                   $241,230
18,300        Nuance Communications, Inc. * (b)                263,337
                                                              $504,567
              Data Processing & Outsourced Services - 1.1 %
6,400         Hewitt Associates, Inc. *                       $243,136
              Home Entertainment Software - 0.9 %
22,400        Take-Two Interactive Software, Inc. * (b)       $215,488
              Systems Software - 1.1 %
7,300         Rovi Corp. * (b)                                $244,550
              Total Software & Services                       $1,207,741
              Technology Hardware & Equipment - 4.2 %
              Communications Equipment - 2.0 %
16,500        Riverbed Technogoly, Inc. *                     $449,625
              Computer Storage & Peripherals - 1.0 %
4,000         NetApp, Inc. *                                  $120,040
12,900        Netezza Corp. *                                  117,906
                                                              $237,946
              Electronic Equipment & Instruments - 1.2 %
10,100        Flir Systems, Inc. *                            $270,781
              Total Technology Hardware & Equipment           $958,352
              Semiconductors - 3.6 %
              Semiconductors - 3.6 %
5,600         Analog Devices, Inc.                            $163,744
30,800        Atmel Corp. *                                    138,908
28,500        Micron Technology, Inc. * (b)                    258,210
33,300        ON Semiconductor Corp. *                         265,068
                                                              $825,930
              Total Semiconductors                            $825,930
              Telecommunication Services - 1.2 %
              Integrated Telecommunication Services - 1.2 %
27,000        Windstream Corp.                                $273,510
              Total Telecommunication Services                $273,510
              Utilities - 3.5 %
              Gas Utilities - 0.8 %
4,300         EQT Corp.                                       $188,168
              Independent Power Producer & Energy Traders - 0.8 %
8,800         NRG Energy, Inc. *                              $192,192
              Multi-Utilities - 1.9 %
7,200         Public Service Enterprise Group, Inc.           $213,984
4,299         Sempra Energy                                    211,382
                                                              $425,366
              Total Utilities                                 $805,726
              TOTAL COMMON STOCKS                             $21,947,133
              (Cost  $19,451,845)

              EXCHANGE TRADED FUND - 0.4 %
              Materials - 0.4 %
              Precious Metals & Minerals - 0.4 %
2,000         Market Vectors Gold Miners                      $ 87,780
              Total Materials                                 $ 87,780
              (Cost  $73,057)                                 $ 87,780
Principal
Amount ($)
              TEMPORARY CASH INVESTMENTS - 9.4 %
              Securities Lending Collateral  - 9.4 % (c)
              Certificates of Deposit:
58,354        DnB NOR Bank ASA NY, 0.19%, 5/19/10             $58,354
70,025        Rabobank Nederland NY, 0.19%, 3/2/10             70,025
58,354        Royal Bank of Canada, 0.23%, 1/21/11             58,354
58,354        Societe Generale, 0.21%, 3/4/10                  58,354
58,355        Svenska NY, 0.20%, 3/30/10                       58,355
6,248         Westpac Banking NY, 1.35%, 3/19/10                6,248
17,761        BNP Paribas, 0.70%, 6/4/10                       17,761
64,190        CBA Financial, 0.27%, 1/3/11                     64,190
                                                              $391,641
              Commercial Paper:
46,677        BBVA London, 0.28%, 3/18/10                     $46,677
46,684        American Honda Finance, 0.18%, 3/2/10            46,684
25,672        JDCLLP, 0.15%, 4/7/10                            25,672
24,505        JDCLLP, 0.15%, 4/9/10                            24,505
58,352        NABPP, 0.19%, 3/8/10                             58,352
45,500        PARFIN, 0.25%, 4/19/10                           45,500
58,318        WSTPAC, 0.25%, 5/27/10                           58,318
58,349        Cafco, 0.20%, 3/15/10                            58,349
64,188        Char FD, 0.18%, 3/5/10                           64,188
35,011        Ciesco, 0.20%, 3/8/10                            35,011
23,332        Ciesco, 0.19%, 5/20/10                           23,332
58,330        FASCO, 0.19%, 5/18/10                            58,330
29,228        Kithaw, 0.21%, 3/2/10                            29,228
40,084        Old LLC, 0.19%, 3/17/10                          40,084
23,333        Old LLC, 0.18%, 5/11/10                          23,333
19,928        Ranger, 0.20%, 3/12/10                           19,928
23,334        Ranger, 0.18%, 5/3/10                            23,334
17,500        SRCPP, 0.19%, 5/6/10                             17,500
44,575        SRCPP, 0.17%, 4/6/11                             44,575
10,766        STRAIT, 0.18%, 4/1/10                            10,766
11,338        STRAIT, 0.18%, 5/7/10                            11,338
25,728        STRAIT, 0.17%, 4/26/10                           25,728
32,087        TB LLC, 0.20%, 3/15/10                           32,087
29,166        TB LLC, 0.19%, 5/10/10                           29,166
35,051        VARFUN, 0.16%, 3/22/10                           35,051
58,354        Toyota Motor Credit Corp., 0.23%, 1/10/11        58,354
66,520        Bank of America, 0.85%, 5/12/10                  66,520
11,671        BBVA Senior US, 0.30%, 3/12/10                   11,671
29,172        GE, 0.30%, 1/26/11                               29,172
17,518        GE Capital Corp., 0.43%, 8/20/10                 17,518
6,317         GE Capital Corp., 0.35%, 10/21/10                 6,317
6,360         GE Capital Corp., 0.31%, 10/6/10                  6,360
6,508         John Deere Capital Corp., 0.33%, 7/16/10          6,508
49,402        JPMorgan Chase & Co., 0.57%, 9/24/10             49,402
66,169        Santander, 0.30%, 7/23/10                        66,169
12,515        US Bancorp, 0.65%, 5/6/10                        12,515
5,843         US Bancorp, 0.66%, 6/4/10                         5,843
41,456        WFC, 0.70%, 1/24/11                              41,456
23,335        WFC, 0.33%, 12/2/10                              23,335
                                                              $1,288,176
              Tri-party Repurchase Agreements:
81,716        Deutsche Bank, 0.09%, 3/1/10                    $81,716
233,417       Barclays Capital Markets, 0.11%, 3/1/10          233,417
93,367        JPMorgan & Chase Co., 0.09%, 3/1/10              93,367
                                                              $408,500
Shares
              Money Market Mutual Funds:
46,683        Dreyfus Preferred Money Market Fund             $46,683
              Total Securities Lending Collateral             $2,135,000
              TOTAL TEMPORARY CASH INVESTMENTS                $2,135,000
              (Cost  $2,135,000)
              TOTAL INVESTMENT IN SECURITIES - 106.3 %        $24,169,913
              (Cost  $21,659,902)(a)
              OTHER ASSETS AND LIABILITIES - (6.3) %          $(1,423,709)
              TOTAL NET ASSETS - 100.0 %                      $22,746,204

        *     Non-income producing security.

      (a) At February 28, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $22,014,867 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excess of value over tax co$3,248,762

              Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over valu(1,093,716)

              Net unrealized gain                             $2,155,046

      (b)   At February 28, 2010, the following securities were out on loan:

Shares                            Security                      Value
4,200         Gamestop Corp. *                                $72,240
2,000         General Cable Corp. *                            48,860
4,000         Harley-Davidson, Inc.                            98,440
16,900        Hibbett Sporting Goods, Inc. *                   388,869
6,000         Inverness Medical Innovations, Inc. *            234,120
1,000         Martin Marietta Materials, Inc.                  79,220
21,600        Micron Technology, Inc. *                        195,696
20,000        National Penn Bancshares                         137,800
8,000         Nuance Communications, Inc. *                    115,120
5,600         Rovi Corp. *                                     187,600
22,100        Take-Two Interactive Software, Inc. *            212,602
12,600        True Religion Apparel, Inc. *                    309,456
              Total                                           $2,080,023

      (c)     Securities lending collateral is managed by Credit
              Suisse AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                                 Level 1    Level 2    Level 3   Total
Common Stocks                 $21,947,133      $0       $0  $21,947,133
Exchange Traded Fund               87,780       0        0       87,780
Temporary Cash Investments              0  2,088,317     0    2,088,317
Money Market Mutual Fund    46,683       0        0       46,683
Total                         $22,081,596 $2,088,317    $0  $24,169,913



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.